Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Components of Inventories, Current

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Finished goods	$2,883	$2,293
Work in process	3,908	3,696
Raw materials and supplies	788	793
Inventories(a)	$7,578	$6,783
Noncurrent inventories not included above(b)	$683	$683

(a)
The change from December 31, 2016 reflects the build of inventory primarily for and in advance of new or potential product launches and increases to meet targeted levels for certain products in the normal course of business, as well as an increase due to foreign exchange.

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.

Schedule of Component of Inventories, Noncurrent

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Finished goods	$2,883	$2,293
Work in process	3,908	3,696
Raw materials and supplies	788	793
Inventories(a)	$7,578	$6,783
Noncurrent inventories not included above(b)	$683	$683

(a)
The change from December 31, 2016 reflects the build of inventory primarily for and in advance of new or potential product launches and increases to meet targeted levels for certain products in the normal course of business, as well as an increase due to foreign exchange.

(b)	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.